Document And Entity Information	Jan. 14, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 14, 2020
Entity Registrant Name	CORE LABORATORIES N V
Entity Tax Identification Number	00-0000000
Entity Central Index Key	0001000229
Entity Emerging Growth Company	false
Entity File Number	001-14273
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Address, Address Line One	Strawinskylaan 913Tower A, Level 9
Entity Address, Address Line Two	1077 XX
Entity Address, City or Town	Amsterdam
Entity Address, Country	NL
City Area Code	31-20
Local Phone Number	420-3191
Entity Incorporation, State or Country Code	P7
Entity Address, Postal Zip Code	1077
Title of each class	Common Stock (Par Value EUR 0.02)
Trading Symbol	CLB
Name of each exchange on which registered	NYSE